ProShares S and P 500 Ex-Health Care ETF Expense Example - ProShares S and P 500 Ex-Health Care ETF - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	38
Expense Example, with Redemption, 5 Years	69
Expense Example, with Redemption, 10 Years	$ 162